Expense Example - AMG Managers DoubleLine Core Plus Bond Fund	Feb. 01, 2021 USD ($)
CLASS N SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,264
CLASS I SHARES
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	971
Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	$ 875